SCHEDULE OF FAIR VALUE OF THE LEVELS 3 ASSETS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	$ 1,392
Additions during the period	1,108
Transfers into Level 3	782
Changes in fair value	(493)
Outstanding at June 30, 2025	2,789
Outstanding at December 31, 2024	312
Additions during the period	2,605
Settlements of liabilities	(3,143)
Changes in fair value	1,760
Outstanding at June 30, 2025	1,534
Solar Photovoltaic Joint Venture Project [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	808
Additions during the period	608
Transfers into Level 3
Changes in fair value	218
Outstanding at June 30, 2025	1,634
Loan Granted to MitoCareX [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	234
Additions during the period	500
Transfers into Level 3
Changes in fair value	(30)
Outstanding at June 30, 2025	704
Convertible Loan to Solterra [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	350
Additions during the period
Transfers into Level 3
Changes in fair value	101
Outstanding at June 30, 2025	451
Investment in Plantify [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024
Additions during the period
Transfers into Level 3	782
Changes in fair value	(782)
Outstanding at June 30, 2025
Stock Purchase Warrants Liability [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024
Additions during the period	1,500
Settlements of liabilities	(2,703)
Changes in fair value	1,632
Outstanding at June 30, 2025	429
Warrant Lliabilities to Pure Capital [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024	312
Additions during the period
Settlements of liabilities
Changes in fair value	94
Outstanding at June 30, 2025	406
Credit Facility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Outstanding at December 31, 2024
Additions during the period	1,105
Settlements of liabilities	(439)
Changes in fair value	33
Outstanding at June 30, 2025	$ 699